FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 7:-FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Group measures its foreign currency derivative instruments and marketable securities, at fair value. Investments in foreign currency derivative instruments and marketable securities are classified within Level 2 of the fair value hierarchy. This is because these assets (liabilities) are valued using alternative pricing sources and models utilizing market observable inputs.

The Group’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2023
	Fair value measurements
	using input type
	Level 2	Total	NAV	Total
Marketable securities	$73,170	$73,170	$—	$—
Financial investments	—	—	2,730	2,730
Financial assets related to foreign currency derivative hedging contracts	(461)	(461)	—	—

Total financial net assets as of December 31, 2023	$72,709	$72,709	$2,730	$2,730

	December 31, 2022
	Fair value measurements
	using input type
	Level 2	Total	NAV	Total

Marketable securities	$78,066	$78,066	$—	$—
Financial investments	—	—	16,500	16,500
Financial assets related to foreign currency derivative hedging contracts	(5,143)	(5,143)	—	—

Total financial net assets as of December 31, 2022	$72,923	$72,923	$16,500	$16,500

NOTE 7:-FAIR VALUE MEASUREMENTS (Cont.)

	December 31, 2023
			Redemption
		Redemption	notice
	Fair value	frequency	period
Financial Investments:
Secured Bridge Loans Fund	$1,461	—	—
Secured Bridge Loans Fund	1,269	—	—

	$2,730

	December 31,2022
			Redemption
		Redemption	Notice
	Fair Value	Frequency	Period
Financial Investments:
Secured Bridge Loans Fund	$15,258	Monthly (Eligible)	90 days
Secured Bridge Loans Fund	1,242	—	—
	$16,500

As of December 31, 2023 this class includes two Secured Bridge Loans Funds that offer short-term loans to various consumers, which are secured by real-estate assets and vehicles.

One investment fund can be redeemed by the investees during the next five years. The fair value of this investment in this class has been estimated using the net asset value (“NAV”) of the Group’s ownership interest in partners’ capital.

The second investment in an equity fund is locked-up until its maturity after five years from investment date. The value of this investment in this class has been presented at its cost.

Gains from the financial investments amounted to $336 and $937 for the years ended December 31, 2023 and 2022, respectively.